Going Concern, Nature of Operations, and Corporate History	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Going Concern, Nature of Operations, and Corporate History [Abstract]
Going concern, nature of operations, and corporate history
1	Going concern, nature of operations, and corporate history

Going concern

These financial statements have been prepared on a going concern basis which assumes that DelMar Pharmaceuticals, Inc. (“the Company”) will continue its operations for the foreseeable future and contemplates the realization of assets and the settlement of liabilities in the normal course of business.

For the three months ended September 30, 2015 the Company reported a net loss of $1,621,388 and for the fiscal year ended June 30, 2015, the Company reported a loss of $4,347,767. The Company also reported negative cash flows from operations of $1,401,881 for the three months ended September 30, 2015 and an accumulated deficit of $20,236,771 at that date. As at September 30, 2015, the Company has cash and cash equivalents on hand of $2,804,096 and a working capital balance of $2,619,924. The Company has not begun to generate revenues from its product candidate and the Company does not have the prospect of achieving revenues in the near future. The Company will require additional funding to maintain its research and development projects and for general operations. These circumstances indicate the existence of a material uncertainty that casts substantial doubt as to the ability of the Company to meet its obligations as they come due.

Consequently, management is pursuing various financing alternatives to fund the Company’s operations so it can continue as a going concern. During the quarter ended September 30, 2015 the Company received gross proceeds of $2,566,660 from a public offering of common stock and common stock purchase warrants (note 7). However, the net proceeds from this financing are not enough to fund all of the Company’s planned activities. Management plans to secure the necessary additional financing through the issue of new equity and/or the entering into of strategic partnership arrangements. Nevertheless, there is no assurance that these initiatives will be successful.

These financial statements do not give effect to any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

Nature of operations.

The Company is a clinical stage drug development company with a focus on the treatment of cancer.   We are conducting clinical trials in the United States with our product candidate, VAL-083, as a potential new treatment for glioblastoma multiforme (“GBM”), the most common and aggressive form of brain cancer.  We have also acquired certain exclusive commercial rights to VAL-083 in China where it is approved as a chemotherapy for the treatment of chronic myelogenous leukemia (“CML”) and lung cancer.  In order to accelerate our development timelines and reduce technical risk, we leverage existing clinical and commercial data from a wide range of sources.  We plan to seek marketing partnerships in China in order to potentially generate future royalty revenue.

The address of the Company’s administrative offices is Suite 720 - 999 West Broadway, Vancouver, British Columbia, V5Z 1K5 with clinical operations located at 3485 Edison Way, Suite R, Menlo Park, California, 94025.

Corporate history

The Company is a Nevada corporation formed on June 24, 2009 under the name Berry Only Inc. On January 25, 2013 (the “Closing Date”), the Company entered into and closed an exchange agreement (the “Exchange Agreement”), with Del Mar Pharmaceuticals (BC) Ltd. (“DelMar (BC)”), 0959454 B.C. Ltd. (“Callco”), and 0959456 B.C. Ltd. (“Exchangeco”) and the security holders of DelMar (BC). Upon completion of the Exchange Agreement, DelMar (BC) became a wholly-owned subsidiary of the Company (the “Reverse Acquisition”). As a result of the shareholders of DelMar (BC) having a controlling interest in the Company subsequent to the Reverse Acquisition, for accounting purposes the transaction is a capital transaction with DelMar (BC) being the accounting acquirer even though the legal acquirer is the Company.

DelMar Pharmaceuticals, Inc. is the parent company of DelMar (BC), a British Columbia, Canada corporation, and Callco and Exchangeco which are British Columbia, Canada corporations. Callco and Exchangeco were formed to facilitate the Reverse Acquisition.

References to the Company refer to the Company and its wholly-owned subsidiaries, DelMar (BC), Callco and Exchangeco.

1	Going concern, nature of operations, and corporate history

Going concern

These financial statements have been prepared on a going concern basis which assumes that DelMar Pharmaceuticals, Inc. (“the Company”) will continue its operations for the foreseeable future and contemplates the realization of assets and the settlement of liabilities in the normal course of business.

For the year ended June 30, 2015, the Company reported a loss of $4,347,767, negative cash flow from operations of $3,853,069 (2014 - $4,004,031) and an accumulated deficit of $18,613,294 at that date. As at June 30, 2015, the Company has cash and cash equivalents on hand of $1,754,433 and a working capital balance of $1,722,336. The Company has not begun to generate revenues from its product candidate and the Company does not have the prospect of achieving revenues in the near future. The Company will require additional funding to maintain its research and development projects and for general operations. These circumstances indicate the existence of a material uncertainty that casts substantial doubt as to the ability of the Company to meet its obligations as they come due.

Consequently, management is pursuing various financing alternatives to fund the Company’s operations so it can continue as a going concern. Subsequent to June 30, 2015 the Company received net proceeds of approximately $1.9 million from a registered-direct offering of common stock and common stock purchase warrants (note 13). Management plans to secure the necessary additional financing through the issue of new equity and/or the entering into of strategic partnership arrangements. Nevertheless, there is no assurance that these initiatives will be successful.

These financial statements do not give effect to any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

Nature of operations

The Company is a clinical stage drug development company with a focus on the treatment of cancer. We are conducting clinical trials in the United States with our product candidate, VAL-083, as a potential new treatment for glioblastoma multiforme (“GBM”), the most common and aggressive form of brain cancer. We have also acquired certain exclusive commercial rights to VAL-083 in China where it is approved as a chemotherapy for the treatment of chronic myelogenous leukemia (“CML”) and lung cancer. In order to accelerate our development timelines and reduce technical risk, we leverage existing clinical and commercial data from a wide range of sources. We plan to seek marketing partnerships in China in order to potentially generate future royalty revenue.

The address of the Company’s administrative offices is Suite 720 - 999 West Broadway, Vancouver, British Columbia, V5Z 1K5 with clinical operations located at 3485 Edison Way, Suite R, Menlo Park, California, 94025.

Corporate history

The Company is a Nevada corporation formed on June 24, 2009 under the name Berry Only Inc. On January 25, 2013 (the “Closing Date”), the Company entered into and closed an exchange agreement (the “Exchange Agreement”), with Del Mar Pharmaceuticals (BC) Ltd. (“DelMar (BC)”), 0959454 B.C. Ltd. (“Callco”), and 0959456 B.C. Ltd. (“Exchangeco”) and the security holders of DelMar (BC).

Upon completion of the Exchange Agreement, DelMar (BC) became a wholly-owned subsidiary of the Company (the “Reverse Acquisition”). As a result of the shareholders of DelMar (BC) having a controlling interest in the Company subsequent to the Reverse Acquisition, for accounting purposes the transaction is a capital transaction with DelMar (BC) being the accounting acquirer even though the legal acquirer is Berry. No goodwill was recorded with respect to the transaction as it did not constitute a business combination. For accounting purposes, the transaction is reflected as a recapitalization of DelMar (BC) and consideration for the Reverse Acquisition was deemed to be the fair value of the shares that were issued by DelMar (BC) to acquire the net liabilities of Berry on January 25, 2013. Therefore, the historic financial statements of DelMar (BC) are presented as the comparative balances for the periods prior to the Reverse Acquisition.

DelMar Pharmaceuticals, Inc. is the parent company of DelMar (BC), a British Columbia, Canada corporation incorporated on April 6, 2010, which is a clinical stage company with a focus on the development of drugs for the treatment of cancer. The Company is also the parent company to Callco and Exchangeco which are British Columbia, Canada corporations. Callco and Exchangeco were formed to facilitate the Reverse Acquisition.

References to the Company refer to the Company and its wholly-owned subsidiaries, DelMar (BC), Callco and Exchangeco.